Stockholders' Equity (Deficit) (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Equity [Abstract]
Total market value of shares/units vested
Share-based compensation expense for RSUs		(254)
Total tax benefit related to RSU share-based compensation expense
Cash tax benefits realized for tax deductions for RSUs